Document And Entity Information	Aug. 31, 2022
Document Information [Line Items]
Entity, Registrant Name	AutoWeb, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 31, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-34761
Entity, Tax Identification Number	33-0711569
Entity, Address, Address Line One	6410 Oak Canyon
Entity, Address, Address Line Two	Suite 250
Entity, Address, City or Town	Irvine
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92618-5214
City Area Code	949
Local Phone Number	225-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AUTO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001023364